APF II RESI O4B-24A, LLC ABS-15G

Exhibit 99.4 - Schedule 2

Client Name:
Client Project Name:	HOMES 2026-NQM1
Start - End Dates:	2/18/2025 - 8/11/2025
Deal Loan Count:	165

Loan Level Tape Compare Upload

Loans in Report	165
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
1140817	XXXXXX	Borrower 1 Last Name	XXXXXX	XXXXXX
1140817	XXXXXX	Combined LTV	70.00	67.88
1140817	XXXXXX	Documentation Type	Alt Doc/Bank Statements	Alt Doc/P&L
1140817	XXXXXX	Original LTV	70.00	67.88
1140817	XXXXXX	Property Type	Low Rise Condo (1-4)	Attached PUD
1140817	XXXXXX	Sales Price	XXXXXX	XXXXXX
1140818	XXXXXX	Representative Credit Score for Grading	784	803
1140848	XXXXXX	Representative Credit Score for Grading	774	771
1140851	XXXXXX	Representative Credit Score for Grading	776	729
1140856	XXXXXX	Representative Credit Score for Grading	720	708
1140859	XXXXXX	Representative Credit Score for Grading	781	776
1140864	XXXXXX	Loan Purpose	Cashout Refi	Rate and Term Refi
1140865	XXXXXX	Debt to Income Ratio (Back)	38.9000	33.0726
1140867	XXXXXX	Debt to Income Ratio (Back)	8.9000	4.4942
1140867	XXXXXX	First Rate Change Date	XXXXXX	XXXXXX
1140870	XXXXXX	Debt to Income Ratio (Back)	34.5000	26.5374
1140878	XXXXXX	Debt to Income Ratio (Back)	37.9000	34.2459
1140882	XXXXXX	Debt to Income Ratio (Back)	33.6000	38.5173
1140894	XXXXXX	Number of Units	2	1
1140904	XXXXXX	Debt to Income Ratio (Back)	42.7000	39.6174
1140909	XXXXXX	Number of Units	2	1
1140927	XXXXXX	Representative Credit Score for Grading	735	696
1140928	XXXXXX	Borrower DSCR Percent	1.2620	1.0057
1140932	XXXXXX	Borrower DSCR Percent	1.9720	1.5717
1140932	XXXXXX	Debt to Income Ratio (Back)	1157.6000	0.0000
1140943	XXXXXX	Representative Credit Score for Grading	760	794
1140947	XXXXXX	Borrower DSCR Percent	1.5190	1.3974
1140948	XXXXXX	Representative Credit Score for Grading	770	760
1140950	XXXXXX	Borrower DSCR Percent	1.2650	1.4113
1140951	XXXXXX	Number of Units	2	1
1140957	XXXXXX	Number of Units	4	1
1140969	XXXXXX	Borrower DSCR Percent	0.0000	1.034
1140981	XXXXXX	Borrower DSCR Percent	1.1120	0.8776
1140996	XXXXXX	Debt to Income Ratio (Back)	5.3000	18.6734
1141007	XXXXXX	Product Type	30 Yr Fixed	30 Yr Fixed Interest Only
1141008	XXXXXX	Debt to Income Ratio (Back)	16.3000	25.0245
1141013	XXXXXX	Debt to Income Ratio (Back)	16.3000	10.9259
1141017	XXXXXX	Debt to Income Ratio (Back)	11.7000	22.7095
1141038	XXXXXX	Representative Credit Score for Grading	741	723
1141047	XXXXXX	Debt to Income Ratio (Back)	44.2000	26.7235
1141053	XXXXXX	Debt to Income Ratio (Back)	48.3000	34.2307
1141054	XXXXXX	Representative Credit Score for Grading	680	689
1141058	XXXXXX	Debt to Income Ratio (Back)	24.0000	18.9346

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